Guarantees, commitments and risks - Sensitivity EUR (Details) - Strategic liquidity risk - Euro - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Guarantees, commitments and risks
Value at risk	€ 300	€ 300
Minimum
Guarantees, commitments and risks
Value at risk	290	290
Maximum
Guarantees, commitments and risks
Value at risk	400	370
Average
Guarantees, commitments and risks
Value at risk	€ 330	€ 320